Summary of Share Units Granted (Detail) (Share Units, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share Units
Number of share units
Beginning Balance	8,149,498
Granted	10,280,840	8,157,581
Vested	(6,803,641)	(100,000)
Forfeited	(531,641)	(130,583)
Modified		222,500
Ending Balance	11,095,056	8,149,498
Expect to vest at end of year	10,635,646	7,444,097
Weighted average grant date fair value
Beginning Balance	$ 1.01
Granted	$ 0.55	$ 1.01
Vested	$ 0.98	$ 1.54
Forfeited	$ 0.95	$ 1.10
Modified		$ 1.06
Ending Balance	$ 0.61	$ 1.01